Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated other comprehensive (losses) income [Member] CNY (¥)	Accumulated other comprehensive (losses) income [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2012	¥ 597,135		¥ 770		¥ 1,000,958		¥ (19,993)		¥ (384,600)
Beginning balance, Shares at Dec. 31, 2012 | shares			9,017,310	9,017,310
Net income (loss)	9,938								9,938
Foreign currency translation adjustment	(14,217)						(14,217)
Unrealized gain(loss) on available-for-sale securities	7,041						7,041
Ending balance at Dec. 31, 2013	599,897		¥ 770		1,000,958		(27,169)		(374,662)
Ending balance, Shares at Dec. 31, 2013 | shares			9,017,310	9,017,310
Net income (loss)	(2,490)								(2,490)
Foreign currency translation adjustment	11,328						11,328
Unrealized gain(loss) on available-for-sale securities	(1,377)						(1,377)
Ending balance at Dec. 31, 2014	607,358		¥ 770		1,000,958		(17,218)		(377,152)
Ending balance, Shares at Dec. 31, 2014 | shares			9,017,310	9,017,310
Net income (loss)	4,062	$ 626							4,062
Foreign currency translation adjustment	26,046	4,021					26,046
Unrealized gain(loss) on available-for-sale securities	(2,811)	(434)					(2,811)
Ending balance at Dec. 31, 2015	¥ 634,655	$ 97,974	¥ 770	$ 119	¥ 1,000,958	$ 154,521	¥ 6,017	$ 929	¥ (373,090)	$ (57,595)
Ending balance, Shares at Dec. 31, 2015 | shares			9,017,310	9,017,310